Schedule of deposits, prepayments and other receivables (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Deposits (non-current)	$ 1,403,072	$ 10,898,645	$ 10,893,489
Deposits (current)	1,617,547	12,564,617	12,091,760
Prepayments	698,852	5,428,473	3,438,446
Other receivables	903	7,017	44,552
Deposits, prepayments and other receivables	$ 2,317,302	$ 18,000,107	$ 15,574,758